Cover Page Document	Mar. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 13, 2025
Entity Registrant Name	ALTISOURCE PORTFOLIO SOLUTIONS S.A.
Entity Incorporation, State or Country Code	N4
Entity File Number	001-34354
Entity Tax Identification Number	98-0554932
Entity Address, Address Line One	33, Boulevard Prince Henri
Entity Address, Postal Zip Code	L-1724
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	352
Local Phone Number	2060 2055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ASPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001462418
Amendment Flag	false